July 2, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Attention: Filings – Rule 497(j)

Re: Dreyfus Growth Opportunity Fund, Inc.
Registration Statement File No. 811-1899
CIK No. 030162

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 53 to the Registration Statement, electronically filed with the Securities and Exchange Commission on June 29, 2004

Very truly yours,

/s/ Cindy Carney
Cindy Carney
cc	Dave Stephens
Robert R. Mullery